S000050632 [Member] Investment Strategy - Bridge Builder Municipal Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities.
The Fund invests in municipal securities financing projects, including but not limited to those relating to education, health care, and transportation. The Fund may invest in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated municipal securities that a sub‑adviser of the Fund believes are of comparable quality. Investment grade securities are those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB‑ by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the sub‑adviser to be comparable in quality to instruments that are so rated. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund also invests in U.S. Treasury futures and may buy or sell futures to hedge exposure to risk factors, for speculative purposes or as a substitute for investing in conventional fixed income securities. In addition, the Fund may invest in privately issued securities (e.g., Rule 144A securities) and other investment companies, including open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub‑adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub‑adviser believes that it would be appropriate to do so in order to readjust the duration or asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: Robert W. Baird & Co. Incorporated (“Baird”), BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), and MacKay Shields LLC (“MacKay Shields”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
Baird’s Principal Investment Strategies
The foundation of Baird’s strategy is a focus on seeking to control risk. With the belief that the bond market is efficient over time in discounting interest rate risk, making interest rate timing extremely difficult to consistently forecast over time, a key tenet of Baird’s strategy is to manage its allocated portion of the Fund on a duration-neutral basis relative to its selected benchmark, the Bloomberg Municipal Bond Index (with maturities ranging from 1 – 30 years). Baird then seeks to add incremental return on a consistent basis through an in‑depth, research-driven approach, identifying and capturing relative value opportunities in less efficient areas of the market. These include positioning along the yield curve on a duration-neutral basis overall, credit, sector, and subsector weightings – all relative to the benchmark – while also focusing on security selection and efficient trade execution. Typically, Baird’s strategy also seeks to have an income advantage relative to the benchmark as a means of adding incremental return.
BlackRock’s Principal Investment Strategies
BlackRock takes a top‑down, bottom‑up approach with a flexible investment framework in managing its allocated portion of the Fund’s assets. The investment process begins with setting a macro-outlook and broad strategy guidelines around credit, duration, yield curve, structure, and liquidity. Portfolio management works closely with BlackRock’s credit research team to determine which sectors of the municipal market provide the most value and should be overweight and which should be underweight. Once a sector view is established, BlackRock’s credit research team works to identify securities that provide the best risk reward profile. BlackRock’s security selection process is based on its relative value outlook and the quantitative assessment of the security and portfolio. In managing its allocated portion of the Fund’s assets, BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.
FIAM’s Principal Investment Strategies
FIAM uses a municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets. This municipal bond index represents FIAM’s view of how the portfolio’s competitive universe will perform over time. This index is a market value-weighted index of short to intermediate investment-grade fixed-rate municipal bonds. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations. In managing the portfolio’s exposure to various risks, including interest rate risk, FIAM also considers the market’s overall risk characteristics, current pricing of those risks, and internal views of potential future market conditions.
MacKay Shields’ Principal Investment Strategies
MacKay Shields’ relative-value investment strategy combines a top‑down macro view with bottom‑up credit research driven security selection. MacKay Shields’ investment discipline begins by outlining a macro view of the economy, interest rates, inflation and both national and regional political concerns. The top‑down component guides decisions relating to the Fund’s credit distribution, sector distribution, state exposure and yield curve positioning. The investment strategy seeks to maintain duration neutrality, typically expressed as a range around the duration of the relevant benchmark. MacKay Shields’ approach is driven by fundamental bottom‑up security analysis using deep credit research and spread analysis. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.